Stockholders' Equity (Details)	12 Months Ended
Jun. 30, 2019 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock Issued | $	$ 3,975,115
Warrants issued | shares	2,260,865
Net proceeds | $	$ 17,839,656
October 12, 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock Issued | $	$ 501,027
Warrants issued | shares	325,668
Unit Price	$ 3.60
Net proceeds | $	$ 1,630,991
Warrant exercise price	$ 6.00
Warrant coverage	$ 0.65
October 18, 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock Issued | $	$ 410,084
Warrants issued | shares	266,555
Unit Price	$ 3.60
Net proceeds | $	$ 1,287,007
Warrant exercise price	$ 6.00
Warrant coverage	$ 0.65
November 2, 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock Issued | $	$ 374,864
Warrants issued | shares	243,662
Unit Price	$ 3.60
Net proceeds | $	$ 1,215,242
Warrant exercise price	$ 6.00
Warrant coverage	$ 0.65
December 5, 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock Issued | $	$ 334,694
Warrants issued | shares	217,550
Unit Price	$ 3.60
Net proceeds | $	$ 1,083,307
Warrant exercise price	$ 6.00
Warrant coverage	$ 0.65
February 12, 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock Issued | $	$ 201,389
Warrants issued | shares	130,903
Unit Price	$ 3.60
Net proceeds | $	$ 725,000
Warrant exercise price	$ 6.00
Warrant coverage	$ 0.65
March 27, 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock Issued | $	$ 178,572
Warrants issued | shares	89,286
Unit Price	$ 5.60
Net proceeds | $	$ 1,000,000
Warrant exercise price	$ 9.00
Warrant coverage	$ 0.5
May 14, 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock Issued | $	$ 569,083
Warrants issued | shares	284,541
Unit Price	$ 6.00
Net proceeds | $	$ 3,168,865
Warrant exercise price	$ 9.00
Warrant coverage	$ 0.5
June 14, 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock Issued | $	$ 612,914
Warrants issued | shares	306,456
Unit Price	$ 6.00
Net proceeds | $	$ 3,274,331
Warrant exercise price	$ 9.00
Warrant coverage	$ 0.5
June 20, 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock Issued | $	$ 720,799
Warrants issued | shares	360,399
Unit Price	$ 6.00
Net proceeds | $	$ 4,059,050
Warrant exercise price	$ 9.00
Warrant coverage	$ 0.5
June 28, 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock Issued | $	$ 71,687
Warrants issued | shares	35,845
Unit Price	$ 6.00
Net proceeds | $	$ 395,863
Warrant exercise price	$ 9.00
Warrant coverage	$ 0.5